UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

 7/31

Date of reporting period:  4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2010
		Shares		Market Value

COMMON STOCK - 91.18%
BANKS - 6.19%
U.S. Bancorp		76,500		$ 2,047,905
Wells Fargo & Co.		63,000		2,085,930
				4,133,835
BEVERAGES - 6.48%
Brown-Forman Corp. - Cl. B		30,200		1,757,036
PepsiCo, Inc.		39,400		2,569,668
				4,326,704
CHEMICALS - 2.06%
Ecolab, Inc.		28,200		1,377,288

COMMERCIAL SERVICES - 2.81%
Paychex, Inc.		61,300		1,875,780

COMPUTERS - 4.99%
Accenture Ltd.		31,700		1,383,388
Hewlett-Packard Co.		37,500		1,948,875
				3,332,263
COSMETICS / PERSONAL CARE - 7.55%
Colgate-Palmolive Co.		30,500		2,565,050
Procter & Gamble Co.		39,900		2,480,184
				5,045,234
DISTRIBUTION / WHOLESALE - 2.46%
Fastenal Co.		30,000		1,640,700

DIVERSIFIED FINANCIAL SERVICES - 4.11%
Nasdaq Stock Market, Inc. *		62,800		1,318,800
T. Rowe Price Group, Inc.		24,800		1,426,248
				2,745,048
ELECTRONICS - 1.93%
Flextronics International Ltd. *		166,400		1,287,936

ENGINEERING & CONSTRUCTION - 4.71%
Fluor Corp.		28,400		1,500,656
Jacobs Engineering Group, Inc. *		34,100		1,644,302
				3,144,958
ENVIRONMENTAL CONTROL - 2.09%
Stericycle, Inc. *		23,700		1,395,930

FOOD - 2.01%
McCormick & Co.		34,000		1,345,380

HEALTHCARE - PRODUCTS - 7.09%
Johnson & Johnson		40,100		2,578,430
Stryker Corp.		37,600		2,159,744
				4,738,174

GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
		Shares		Market Value

INSURANCE - 1.06%
Berkshire Hathaway, Inc. - Cl. B *		9,150		$ 704,550

MEDIA - 3.40%
Walt Disney Co.		61,600		2,269,344

OIL & GAS - 5.08%
BP PLC - ADR		40,100		2,091,215
Noble Corp. *		33,000		1,303,170
				3,394,385
OIL & GAS SERVICES - 1.78%
Schlumberger Ltd.		16,700		1,192,714

PHARMACEUTICALS - 5.03%
Abbott Labs		34,500		1,765,020
Teva Pharmaceutical Industries Ltd. - ADR		27,100		1,591,583
				3,356,603
REAL ESTATE - 2.69%
CB Richard Ellis Group, Inc. *		103,800		1,797,816

RETAIL - 5.53%
Wal-Mart Stores, Inc.		41,300		2,215,745
Yum! Brands, Inc.		34,900		1,480,458
				3,696,203
SEMICONDUCTORS - 2.03%
Texas Instruments, Inc.		52,200		1,357,722

SOFTWARE - 7.80%
Autodesk, Inc. *		50,100		1,703,901
Cerner Corp. *		15,400		1,307,614
Intuit, Inc. *		60,800		2,198,528
				5,210,043
TELECOMMUNICATIONS - 2.30%
Cisco Systems, Inc. *		57,200		1,539,824

TOTAL COMMON STOCK				60,908,434
( Cost - $47,988,137)

EXCHANGE TRADED FUND - 6.49%
EQUITY FUND - 6.49%
iShares Dow Jones US Home Construction Index Fund		143,200		2,183,800
iShares Nasdaq Biotechnology Index Fund		23,600		2,153,028
TOTAL EXCHANGE TRADED FUND				4,336,828
( Cost - $3,776,491)

GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
		Shares		Market Value

SHORT-TERM INVESTMENT - 3.82%
MONEY MARKET FUND - 3.82%
AIM STIT-Treasury Portfolio, Institutional Class, 0.02%		2,550,724		$ 2,550,724
TOTAL SHORT-TERM INVESTMENT				2,550,724
( Cost - $2,550,724)

TOTAL INVESTMENTS - 101.49%
( Cost - $54,315,352) (a)				67,795,986
OTHER LIABILITIES LESS ASSETS - (1.49%)				(995,554)
NET ASSETS - 100.00%				$ 66,800,432

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of:
Unrealized appreciation				$ 13,718,923
Unrealized depreciation				(238,289)
Net unrealized appreciation				$ 13,480,634

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,908,434	$ -	$ -	$ 60,908,434
Exchange-Traded Funds	4,336,828	-	-	4,336,828
Short-Term Investments	2,550,724	-	-	2,550,724
Total	$ 67,795,986	$ -	$ -	$ 67,795,986

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/25/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/25/10